Loans and Advances to Banks - Summary of Loans and Advances to Banks (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of loans and advances to banks [line items]
Loans and advances to banks	£ 5,930	£ 4,352
Securities Purchased Under Resale Agreements [member]
Disclosure of loans and advances to banks [line items]
Securities purchased under resale agreements	2,464	1,462
Placements with Other Banks [member]
Disclosure of loans and advances to banks [line items]
Placements with other banks	£ 3,466	£ 2,890